Schedule of lease receivables nominal and present value (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Subleases stores		R$ 390,000	R$ 1,862,479
Lt amazon		243,121	162,198
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Lt amazon		166,944	R$ 162,198
Up To December [Member]
IfrsStatementLineItems [Line Items]
Subleases stores		55,939
Up To December [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[1]	26,124
Up To December [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[2]	29,815
Jan 2023 Dec 2026 [Member]
IfrsStatementLineItems [Line Items]
Subleases stores		167,320
Jan 2023 Dec 2026 [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[1]	106,491
Jan 2023 Dec 2026 [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[2]	60,829
January 2027 Onwards [Member]
IfrsStatementLineItems [Line Items]
Subleases stores		176,895
January 2027 Onwards [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[1]	176,895
Nominal Value [Member]
IfrsStatementLineItems [Line Items]
Subleases stores		400,154
Nominal Value [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[1]	309,510
Nominal Value [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Subleases stores	[2]	90,644
Present Value [Member]
IfrsStatementLineItems [Line Items]
Lt amazon		243,121
Present Value [Member] | L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Lt amazon	[1]	166,944
Present Value [Member] | Sub Leases [Member]
IfrsStatementLineItems [Line Items]
Lt amazon	[1]	R$ 76,177

[1]	LT Amazonas
[2]	leaseback